Shipbuilding Contracts - Additional Information (Detail) DWT in Thousands, $ in Millions		1 Months Ended	2 Months Ended
	Feb. 15, 2016 USD ($)	Apr. 30, 2013 Contract Vessel DWT	Nov. 30, 2013 Vessel	Mar. 31, 2016 USD ($)	Nov. 30, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Number of special purpose subsidiaries		4
STX Offshore And Shipbuilding Co., Ltd [Member]
Property, Plant and Equipment [Line Items]
Weight capacity in dead-weight tonnes | DWT		113
Number Of Shipbuilding Contracts | Contract		4
Litigation settlement, amount | $	$ 32.4
STX Offshore And Shipbuilding Co., Ltd [Member] | Cash and cash equivalents [Member]
Property, Plant and Equipment [Line Items]
Amount of escrow account placed | $				$ 0.6	$ 0.6
STX Offshore And Shipbuilding Co., Ltd [Member] | Orders to Construct Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Number of vessels		4
STX Offshore And Shipbuilding Co., Ltd [Member] | Additional Order Option Maximum [Member]
Property, Plant and Equipment [Line Items]
Number of vessels		12
STX Offshore And Shipbuilding Co., Ltd [Member] | Option To Order Exercised [Member]
Property, Plant and Equipment [Line Items]
Number of vessels			8